SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
SEGMENT INFORMATION
Our Global Business Units (GBUs) are organized into four industry-based sectors, comprised of 1) Global Beauty, 2) Global Health and Grooming, 3) Global Fabric and Home Care and 4) Global Baby, Feminine and Family Care. The Company completed the divestiture of its Pet Care business during the current fiscal year. On November 13, 2014, the Company announced that it plans to divest the Batteries business via a transaction with Berkshire Hathaway. The Company expects to complete the Batteries transaction in the beginning of calendar year 2016, pending necessary regulatory approvals. On July 9, 2015, the Company announced the signing of a definitive agreement to divest four product categories, comprised of 43 of its beauty brands (“Beauty Brands”), which will be merged with Coty, Inc. The transaction includes the global salon professional hair care and color, retail hair color, cosmetics and fine fragrance businesses, along with select hair styling brands and is expected to close by the end of calendar year 2016, pending regulatory approvals. The Batteries business and Beauty Brands are reported as discontinued operations for all periods presented (see Note 13).
Under U.S. GAAP, the remaining GBUs underlying the four sectors are aggregated into five reportable segments: 1) Beauty , 2) Grooming, 3) Health Care, 4) Fabric Care and Home Care and 5) Baby, Feminine and Family Care. Our five reportable segments are comprised of:

•	Beauty: Skin and Personal Care (Antiperspirant and Deodorant, Personal Cleansing, Skin Care); Hair Care;

•	Grooming: Shave Care (Female Blades & Razors, Male Blades & Razors, Pre- and Post-Shave Products, Other Shave Care); Electronic Hair Removal;

•	Health Care: Personal Health Care (Gastrointestinal, Rapid Diagnostics, Respiratory, Vitamins/Minerals/Supplements, Other Personal Health Care); Oral Care (Toothbrush, Toothpaste, Other Oral Care);

•	Fabric Care and Home Care: Fabric Care (Laundry Additives, Fabric Enhancers, Laundry Detergents); Home Care (Air Care, Dish Care, Surface Care, P&G Professional); and

•	Baby, Feminine and Family Care: Baby Care (Baby Wipes, Diapers and Pants); Feminine Care (Adult Incontinence, Feminine Care); Family Care (Paper Towels, Tissues, Toilet Paper).
The accounting policies of the segments are generally the same as those described in Note 1. Differences between these policies and U.S. GAAP primarily reflect income taxes, which are reflected in the segments using applicable blended statutory rates. Adjustments to arrive at our effective tax rate are included in Corporate.
Corporate includes certain operating and non-operating activities that are not reflected in the operating results used internally to measure and evaluate the businesses, as well as items to adjust management reporting principles to U.S. GAAP. Operating activities in Corporate include the results of incidental businesses managed at the corporate level. Operating elements also include certain employee benefit costs, the costs of certain restructuring-type activities to maintain a competitive cost structure, including manufacturing and workforce optimization and other general Corporate items. The non-operating elements in Corporate primarily include interest expense, certain acquisition and divestiture gains and interest and investing income.
Total assets for the reportable segments include those assets managed by the reportable segment, primarily inventory, fixed assets and intangible assets. Other assets, primarily cash, accounts receivable, investment securities and goodwill, are included in Corporate.
Our business units are comprised of similar product categories. Nine business units individually accounted for 5% or more of consolidated net sales as follows:

% of Sales by Business Unit*
Years ended June 30	2015	2014	2013
Fabric Care	22%	22%	22%
Baby Care	15%	15%	14%
Hair Care	11%	11%	11%
Shave Care	9%	10%	10%
Home Care	9%	9%	9%
Family Care	8%	7%	8%
Oral Care	8%	7%	7%
Feminine Care	6%	6%	6%
Skin and Personal Care	7%	7%	8%
All Other	5%	6%	5%
TOTAL	100%	100%	100%

*	% of sales by business unit excludes sales held in Corporate.
The Company had net sales in the U.S. of $26.8 billion, $26.7 billion and $26.6 billion for the years ended June 30, 2015, 2014 and 2013, respectively. Long-lived assets in the U.S. totaled $8.3 billion and $8.6 billion as of June 30, 2015 and 2014, respectively. Long-lived assets consists of property, plant and equipment. No other country's net sales or long-lived assets exceed 10% of the Company totals.
Our largest customer, Wal-Mart Stores, Inc. and its affiliates, accounted for approximately 14% of consolidated net sales in 2015, 2014 and 2013.

Global Segment Results		Net Sales	Earnings/(Loss) from Continuing Operations Before Income Taxes	Net Earnings/(Loss) from Continuing Operations	Depreciation and Amortization	Total Assets	Capital Expenditures
BEAUTY	2015	$12,608	$2,895	$2,181	$247	$4,699	$411
	2014	13,401	3,020	2,300	256	5,260	376
	2013	13,754	2,717	2,042	239	5,240	439
GROOMING	2015	7,441	2,374	1,787	540	23,090	372
	2014	8,009	2,589	1,954	576	23,767	369
	2013	8,038	2,458	1,837	603	23,971	378
HEALTH CARE	2015	7,713	1,700	1,167	202	5,212	218
	2014	7,798	1,597	1,083	199	5,879	253
	2013	7,684	1,582	1,093	191	5,933	248
FABRIC CARE AND HOME CARE	2015	22,274	4,059	2,634	547	7,155	986
	2014	23,506	4,264	2,770	539	7,938	1,057
	2013	23,393	4,378	2,834	544	7,658	985
BABY, FEMININE AND FAMILY CARE	2015	20,247	4,317	2,938	924	10,109	1,337
	2014	20,950	4,310	2,940	908	10,946	1,317
	2013	20,479	4,507	3,047	837	10,926	1,560
CORPORATE (1)	2015	466	(4,333)	(2,420)	674	79,230	412
	2014	737	(2,271)	(389)	663	90,476	476
	2013	562	(2,234)	(507)	568	85,535	398
TOTAL COMPANY	2015	$70,749	$11,012	$8,287	$3,134	$129,495	$3,736
	2014	74,401	13,509	10,658	3,141	144,266	3,848
	2013	73,910	13,408	10,346	2,982	139,263	4,008

(1)
The Corporate reportable segment includes depreciation and amortization, total assets and capital expenditures of the Pet Care business prior to its divestiture during fiscal year 2015 and of the Batteries and Beauty Brands businesses.